Investment in Weibo (Details) $ in Thousands		1 Months Ended		12 Months Ended			15 Months Ended	36 Months Ended
	Apr. 29, 2013 USD ($)	Jun. 30, 2015 USD ($) Partnership	Apr. 30, 2014 Vote shares	Dec. 31, 2017 USD ($) Vote	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2014 shares	Dec. 31, 2015 USD ($)
Investment in Weibo
Revenue derived from related parties in advertising and marketing services revenues | $				$ 180,366	$ 138,463	$ 237,295
Alibaba
Investment in Weibo
Revenue derived from related parties in advertising and marketing services revenues | $				$ 91,600	$ 82,000	186,000		$ 381,000
Weibo
Investment in Weibo
Number of Class A shares converted from Class B shares			1
Weibo | Class A ordinary shares
Investment in Weibo
Shares issued from conversion of preferred shares (in shares)			30,046,154
Number of votes each share is entitled to | Vote			1
Weibo | Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to | Vote			3
Weibo | Alibaba
Investment in Weibo
Revenue derived from related parties in advertising and marketing services revenues | $						$ 137,400
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares issued (in shares)			6,000,000
Weibo | Alibaba | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor			2,923,478
Weibo
Investment in Weibo
Voting power (as a percent)				100.00%
Total share ownership				100.00%
Weibo | Class A ordinary shares
Investment in Weibo
Number of vote per share | Vote				1
Weibo | Class A ordinary shares | IPO
Investment in Weibo
Number of shares issued (in shares)			19,320,000
Weibo | Class B ordinary shares
Investment in Weibo
Shares ownership percentage				45.70%
Voting power (as a percent)				71.60%
Number of vote per share | Vote				3
Weibo | Alibaba
Investment in Weibo
Amount invested in Weibo | $	$ 585,800
Ownership interest on a fully diluted basis (as a percent)							18.00%
Weibo | Alibaba | Preferred shares
Investment in Weibo
Number of shares of Weibo's purchased							30,000,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares of Weibo's purchased							4,800,000
Ownership interest on a fully diluted basis (as a percent)				30.50%
Number of ordinary shares acquired by investor			21,067,300
Voting power (as a percent)				15.90%
Weibo | Others | Class A ordinary shares
Investment in Weibo
Ownership interest on a fully diluted basis (as a percent)				23.80%
Voting power (as a percent)				12.50%
Weibo Funds | Weibo
Investment in Weibo
Number of limited liability partnerships transferred | Partnership		2
Fixed cash consideration | $		$ 22,000
Weibo Funds, one | Weibo
Investment in Weibo
Equity interest transferred (as a percent)		55.00%
Weibo Funds, two | Weibo
Investment in Weibo
Equity interest transferred (as a percent)		85.00%